RECENTLY ADOPTED AND ISSUED ACCOUNTING PRONOUNCEMENTS	9 Months Ended
Sep. 30, 2014
Recently Adopted And Issued Accounting Pronouncements [Abstract]
ScheduleOfNewAccountingPronouncementsAndChangesInAccountingPrinciplesTextBlock

NOTE 2 – Recently adopted and issued accounting pronouncements:

In May 2014, the Financial Accounting Standards Board issued guidance on revenue from contracts with customers that will supersede most current revenue recognition guidance, including industry-specific guidance. The underlying principle is that an entity will recognize revenue upon the transfer of goods or services to customers in an amount that the entity expects to be entitled to in exchange for those goods or services. The guidance provides a five-step analysis of transactions to determine when and how revenue is recognized. Other major provisions include capitalization of certain contract costs, consideration of the time value of money in the transaction price, and allowing estimates of variable consideration to be recognized before contingencies are resolved in certain circumstances. The guidance also requires enhanced disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from an entity's contracts with customers. The guidance is effective for the interim and annual periods beginning on or after December 15, 2016 (early adoption is not permitted). The guidance permits the use of either a retrospective or cumulative effect transition method. Teva is currently evaluating the impact of the amended guidance on its consolidated financial statements.

In July 2013, the Financial Accounting Standards Board issued guidance that requires that a non-recognized tax benefit be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. This net presentation is required unless a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date or the tax law of the jurisdiction does not require, and the entity does not intend to use, the deferred tax asset to settle any additional income tax that would result from the disallowance of the unrecognized tax benefit. Teva's adoption of this standard, commencing January 1, 2014, did not have a material impact on its consolidated financial statements.